Schedule of Revenue By Reportable Segments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Revenue	$ 276,340,120	$ 688,607,542	$ 633,079,773
Cost of revenues	(272,356,649)	(672,562,832)	(620,989,960)
Selling and marketing expenses	(38,067)	(39,664)	(101,302)
General and administrative expenses	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(2,558,809)	(4,758,014)	(4,257,189)
Other (expenses) income	(2,577,706)	(3,952,786)	354,527
Net (loss) income of single operating segment	$ (4,521,375)	$ 2,045,147	$ 2,958,712